UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2016 to July 31, 2016

Item 1:            Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (111.3%)
Advertising (5.4%)
$885	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	$885,000
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 08/29/16 @ 103.81)	(B-, Caa1)	03/15/20	7.625	995,000
2,564	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	2,666,560
1,800	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1)	(B+, B3)	02/15/22	6.125	1,860,750
2,825	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 106.28)(1)	(CCC+, Caa1)	10/15/20	8.375	2,881,500
4,250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 104.50)(1)	(B, Ba3)	01/15/21	6.000	4,435,937

					13,724,747

Auto Parts & Equipment (2.2%)
2,650	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	2,729,500
1,950	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	1,484,438
200	Schaeffler Holding Finance B.V., 6.875% Cash, 7.625% PIK, Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 101.72)(1),(2)	(B+, Ba3)	08/15/18	14.500	204,750
5,000	UCI International LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 102.16)(3)	(D, NR)	02/15/19	8.625	1,100,000

					5,518,688

Brokerage (3.0%)
3,640	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	3,621,800
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	1,244,250
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	2,725,063

					7,591,113

Building & Construction (2.3%)
2,925	AV Homes, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	2,998,125
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 103.50)(1)	(B, B1)	12/01/18	7.000	1,307,640
1,575	U.S. Concrete, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/19 @ 104.78)(1)	(BB-, B3)	06/01/24	6.375	1,618,848

					5,924,613

Building Materials (5.8%)
775	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(BB, B3)	12/15/23	5.750	817,625
800	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Ba1)	08/01/26	4.500	813,500
3,650	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	3,704,750
975	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	1,104,187
1,862	Headwaters, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.63)	(B, B3)	01/15/19	7.250	1,927,170
1,860	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	2,046,000
2,100	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	2,094,750
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa1)	07/15/23	6.125	1,088,438
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/19 @ 104.25)(1)	(B, Caa1)	04/15/22	8.500	1,082,500

					14,678,920

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (9.6%)
$2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	$2,076,626
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	2,328,750
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 103.63)(1)	(B, B1)	02/01/20	7.250	4,080,000
175	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 103.84)(1)	(B-, Caa1)	12/15/21	5.125	175,438
1,315	CSC Holdings LLC, Global Senior Unsecured Notes(4)	(B-, B2)	06/01/24	5.250	1,255,023
2,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	2,130,000
2,165	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	2,273,250
1,000	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 104.69)(1)	(B, B3)	08/01/21	6.250	1,047,500
800	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	864,000
1,000	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	1,172,500
500	Nexstar Escrow Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/19 @ 104.22)(1)	(B+, B3)	08/01/24	5.625	509,375
650	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	650,000
1,700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	1,663,875
2,800	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	2,696,750
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)(1),(5)	(B, B2)	04/15/23	7.000	1,407,362

					24,330,449

Chemicals (7.2%)
2,650	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)(1)	(B+, B3)	06/01/23	6.875	2,703,000
350	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	361,156
1,400	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 105.00)(1)	(BB, Ba1)	10/15/25	10.000	1,606,500
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 08/29/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,123,313
1,150	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 08/24/16 @ 101.53)(1)	(B-, B3)	08/15/18	6.125	1,170,729
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 104.78)(1)	(B+, B1)	10/15/19	6.375	1,119,943
2,175	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 101.97)	(B-, B2)	11/01/18	7.875	2,194,031

1,100	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	1,159,818
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 100.00)(1),(3),(6),(7)	(NR, NR)	05/08/17	9.000	10,866
2,400	The Chemours Co., Global Company Guaranteed Notes (Callable 05/15/20 @ 103.50)	(B+, B1)	05/15/25	7.000	2,052,000
2,200	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 103.19)(4)	(B, Caa1)	08/15/20	6.375	1,793,000
875	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(B+, Ba3)	07/15/24	5.500	914,375

					18,208,731

Consumer/Commercial/Lease Financing (3.0%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	3,982,500
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	832,156
2,700	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	2,727,000

					7,541,656

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods (2.5%)
$2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	$2,160,188
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(B+, Ba3)	09/01/22	5.500	3,727,360
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	360,000

					6,247,548

Electronics (1.0%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	570,000
475	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba2)	06/01/21	4.125	490,438
1,325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba2)	06/01/23	4.625	1,375,522

					2,435,960

Energy - Exploration & Production (5.2%)
4,514	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	2,008,730
2,639	Comstock Resources, Inc., Company Guaranteed Notes (Callable 08/29/16 @ 101.94)	(D, Caa3)	04/01/19	7.750	1,243,629
2,100	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	2,331,000
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 102.06)(3)	(NR, NR)	02/15/18	8.250	652,500
2,784	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(4)	(B+, Caa1)	11/01/21	6.500	2,352,480
175	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(4)	(B+, Caa1)	03/15/22	6.875	153,562
4,026	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(CCC-, Ca)	11/15/22	7.500	2,033,130
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 102.13)	(CC, Ca)	06/15/19	8.500	847,500
1,700	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(4)	(B+, Caa1)	03/15/21	5.750	1,432,250

					13,054,781

Food - Wholesale (1.1%)
1,025	NBTY, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 103.81)(1)	(CCC+, Caa1)	05/15/21	7.625	1,048,063
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B, B3)	06/15/24	5.875	1,627,500

					2,675,563

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 08/26/16 @ 104.44)(1),(8)	(B, B2)	05/15/19	8.875	351,823
950	Stone & Webster, Inc.(7),(9)	(NR, NR)	10/23/19	0.000	1,567

					353,390

Gaming (1.1%)
896	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 100.00)(1)	(B+, B3)	11/15/19	7.250	887,040
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(8)	(B, B2)	02/15/21	8.250	1,774,596

					2,661,636

Gas Distribution (4.7%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,755,192
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	2,640,000
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	1,442,750
4,025	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.25)	(BB, B1)	03/01/20	6.500	4,145,750

					11,983,692

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities (4.1%)
$1,500	Care Capital Properties LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	$1,521,714
4,050	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	3,928,500
2,200	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	2,337,500
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	2,178,750
325	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/23	6.750	314,031

					10,280,495

Insurance Brokerage (2.2%)
1,750	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/29/16 @ 101.00)(1),(2)	(CCC+, Caa2)	07/15/19	17.000	1,697,500
1,275	HUB International Ltd., Rule 144A, Secured Notes (Callable 02/15/17 @ 103.00)(1)	(CCC+, B3)	02/15/21	9.250	1,351,500
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	2,462,250

					5,511,250

Investments & Misc. Financial Services (0.8%)
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/08/16 @ 107.78)(1),(5)	(B+, B2)	10/01/19	10.375	2,114,051

Media - Diversified (1.7%)
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,042,500
3,074	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/29/16 @ 103.94)	(B, B2)	07/15/21	7.875	3,189,275

					4,231,775

Media Content (2.3%)
200	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)(1)	(BBB-, Baa3)	09/15/21	5.625	209,402
2,125	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	2,284,375
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	585,750
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	02/15/25	5.875	806,250
1,710	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	1,804,050

					5,689,827

Medical Products (0.5%)
1,170	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	1,213,875

Metals & Mining - Excluding Steel (3.5%)
1,605	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 103.50)(1)	(CCC+, Caa3)	04/01/21	7.000	280,875
426	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes(1)	(B, Caa1)	10/01/18	10.000	215,130
1,800	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.06)(1)	(BB-, B1)	12/15/20	6.125	1,813,500
3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(CCC+, Caa2)	11/15/20	6.375	2,428,960
4,525	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 105.50)(3)	(NR, NR)	06/01/19	11.000	62,219
6,100	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/29/16 @ 101.94)	(CCC, Caa2)	04/15/19	7.750	4,026,000

					8,826,684

Oil Field Equipment & Services (5.1%)
4,080	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Caa2)	05/01/22	6.250	1,550,400
480	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 104.50)(1),(2),(3),(10)	(NR, NR)	03/28/19	8.400	189,736

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$1,575	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 103.63)(1)	(B-, Caa3)	12/01/17	7.250	$602,438
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)(4)	(B-, Caa1)	07/15/22	6.750	1,547,750
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.75)	(B-, Caa1)	08/01/20	7.500	158,060
2,355	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	1,730,925
2,615	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/29/16 @ 104.31)(1)	(B, B2)	11/01/18	8.625	2,127,956
3,061	Sidewinder Drilling, Inc.(6),(7)	(NR, NR)	11/15/19	9.750	1,530,680
1,263	Sidewinder Drilling, Inc.(6),(7)	(NR, NR)	11/15/19	12.000	1,136,902
1,600	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(4)	(BB-, Caa1)	10/15/22	5.050	1,152,000
1,135	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 101.97)(1)	(BB, Caa1)	01/15/19	7.875	1,065,481

					12,792,328

Oil Refining & Marketing (4.8%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	970,000
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	3,505,500
2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 08/29/16 @ 105.34)	(BB-, B1)	11/15/20	7.125	2,696,375
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 08/29/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	4,170,000
700	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	654,500

					11,996,375

Packaging (2.9%)
250	Ardagh Holdings U.S.A., Inc. Rule 144A, Company Guaranteed Notes (Callable 06/30/17 @ 103.00)(1)	(CCC+, B3)	06/30/21	6.000	255,625
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)(1)	(CCC+, B3)	01/31/21	6.750	206,760
1,250	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/19 @ 105.44)(1)	(CCC+, B3)	05/15/24	7.250	1,325,000
4,150	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 08/29/16 @ 104.13)	(CCC+, Caa2)	02/15/21	8.250	4,321,603
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(8)	(B-, Caa1)	02/15/23	7.750	1,257,822

					7,366,810

Personal & Household Products (0.2%)
450	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	477,000

Pharmaceuticals (1.5%)
1,850	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1),(4)	(B+, B3)	09/01/23	7.875	1,800,975
406	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/15/16 @ 101.00)(1),(2)	(B-, Caa1)	05/15/19	14.750	411,075
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 103.38)(1)	(B-, B3)	08/15/21	6.750	902,500
750	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)(1)	(B-, B3)	10/15/20	6.375	680,625

					3,795,175

Real Estate Investment Trusts (2.8%)
200	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	209,750
4,400	iStar, Inc., Senior Unsecured Notes (Callable 08/29/16 @ 102.50)	(B+, B2)	07/01/19	5.000	4,356,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts
$2,500	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	$2,571,875

					7,137,625

Recreation & Travel (1.2%)
3,000	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	3,142,500

Software - Services (1.9%)
1,050	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B, B2)	01/15/23	4.500	933,187
675	PTC, Inc., Global Senior Unsecured Notes (Callable 05/15/19 @ 104.50)	(BB-, Ba3)	05/15/24	6.000	720,023
1,875	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	1,050,000
4,331	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/29/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	2,181,741

					4,884,951

Specialty Retail (2.4%)
1,980	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 105.00)(1)	(B-, Caa1)	11/15/18	10.000	1,853,775
700	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	719,250
2,720	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	2,774,672
1,100	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 08/08/16 @ 104.94)(1),(8)	(CCC+, Caa1)	04/15/19	9.875	744,442

					6,092,139

Steel Producers/Products (0.8%)
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa2)	06/15/23	9.875	2,105,000

Support - Services (6.0%)
1,000	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(4)	(B+, B1)	03/15/25	5.250	946,250
1,650	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	1,687,125
1,500	Change Healthcare Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)(1)	(CCC+, Caa1)	02/15/21	6.000	1,597,500
850	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B3)	05/01/25	5.250	850,000

3,393	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)(4)	(BB-, B3)	09/01/22	7.000	3,554,167
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(8)	(B-, Caa1)	05/15/22	5.750	1,861,887
2,100	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 106.09)(1)	(CCC+, Caa3)	08/01/19	8.125	1,286,250
725	Safway Finance Corp., Rule 144A, Secured Notes (Callable 08/22/16 @ 101.75)(1)	(B+, B3)	05/15/18	7.000	742,219
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 08/29/16 @ 103.69)(4)	(B, B2)	01/15/21	7.375	795,600
2,500	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC, Caa3)	10/01/22	8.500	1,912,500

					15,233,498

Tech Hardware & Equipment (4.0%)
1,550	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 101.75)(1)	(CCC+, B2)	04/01/19	7.000	1,178,000
1,750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/29/16 @ 102.25)(1)	(CCC+, B2)	04/01/19	9.000	1,338,750
1,950	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)(1)	(B, B1)	06/15/25	6.000	2,067,000
2,250	Dell, Inc., Global Senior Unsecured Notes(4)	(BB-, Ba3)	04/15/38	6.500	2,019,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment
$2,525	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	$2,651,250
800	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	873,000

					10,127,375

Telecom - Satellite (2.8%)
3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	3,221,250
1,000	Hughes Satellite Systems Corp., Rule 144A, Senior Secured Notes(1)	(BB+, Ba2)	08/01/26	5.250	1,000,000
700	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CC, Ca)	06/01/21	7.750	164,500
2,750	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 08/29/16 @ 100.00)(1)	(B, B3)	05/15/17	6.000	2,750,000

					7,135,750

Telecom - Wireless (3.4%)
625	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	573,831
1,600	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	06/15/24	7.125	1,422,080
1,350	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B, Caa1)	02/15/25	7.625	1,211,625
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	1,521,450
3,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	3,838,656

					8,567,642

Telecom - Wireline Integrated & Services (0.4%)
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B-, B3)	04/01/23	6.000	1,045,000

Theaters & Entertainment (1.3%)
1,600	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	1,644,000
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	1,552,438

					3,196,438

Transport Infrastructure/Services (0.5%)
2,600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)(1)	(B-, Caa2)	01/15/22	7.375	1,277,250

TOTAL CORPORATE BONDS (Cost $314,356,348)					281,172,300

BANK LOANS (24.1%)
Aerospace & Defense (1.0%)
2,992	Sequa Corp.(11)	(CCC+, Caa1)	06/19/17	5.250	2,423,721

Auto Parts & Equipment (1.5%)
2,800	Jason, Inc.(7),(11)	(CCC+, Caa1)	06/30/22	9.000	2,268,000
1,482	U.S. Farathane LLC(11)	(B, B2)	12/23/21	5.750	1,489,649

					3,757,649

Beverages (0.9%)
2,500	The Winebow Group, Inc.(7),(11)	(CCC+, Caa1)	12/31/21	8.500	2,225,000

Chemicals (2.3%)
2,139	Ascend Performance Materials Operations LLC(11)	(B, B2)	08/12/22	6.750	2,145,262
1,373	Chromaflo Technologies Corp.(11)	(CCC+, Caa2)	06/02/20	8.250	1,222,334
2,500	Solenis International LP(11)	(B-, Caa1)	07/31/22	7.750	2,399,225

					5,766,821

Diversified Capital Goods (0.7%)
1,870	Dynacast International LLC(11)	(B-, Caa1)	01/30/23	9.500	1,827,925

Energy - Exploration & Production (1.1%)
1,750	Chief Exploration & Development LLC(11)	(NR, NR)	05/16/21	7.500	1,595,414

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Energy - Exploration & Production
$2,000	W&T Offshore, Inc.(11)	(CC, Caa2)	05/15/20	9.000	$1,266,670

					2,862,084

Food - Wholesale (0.4%)
1,500	Del Monte Foods, Inc.(11)	(CCC, Caa1)	08/18/21	8.250	1,095,000

Gaming (1.3%)
1,493	CBAC Borrower LLC(11)	(B-, Caa1)	07/02/20	8.250	1,462,650
1,985	ROC Finance LLC(11)	(B+, B2)	06/20/19	5.000	1,930,740

					3,393,390

Health Services (1.4%)
1,158	MMM Holdings, Inc.(11)	(B-, B3)	12/12/17	9.750	961,207
842	MSO of Puerto Rico, Inc.(11)	(B-, B3)	12/12/17	9.750	698,793
2,000	Phillips-Medisize Corp.(11)	(CCC+, Caa2)	06/16/22	8.250	1,915,000

					3,575,000

Investments & Misc. Financial Services (1.1%)
900	Liquidnet Holdings, Inc.(11)	(B, B2)	05/22/19	7.750	893,250
2,000	Mergermarket U.S.A., Inc.(7),(11)	(CCC+, Caa2)	02/04/22	7.500	1,880,000

					2,773,250

Machinery (0.8%)
2,250	CPM Holdings, Inc.(7),(11)	(B, Caa1)	04/10/23	10.250	2,137,500

Media Content (0.4%)
1,000	DLG Acquisitions Ltd.(8),(11)	(B-, Caa2)	06/30/22	8.250	940,728

Oil Field Equipment & Services (0.4%)
2,000	Shelf Drilling Holdings Ltd.(11)	(CCC+, B3)	10/08/18	10.000	1,080,000

Oil Refining & Marketing (1.1%)
2,932	Philadelphia Energy Solutions LLC(11)	(BB-, B1)	04/04/18	6.250	2,744,915

Recreation & Travel (1.9%)
1,950	Abercrombie & Kent U.S. Group Holdings, Inc.(6),(7),(11)	(NR, NR)	12/07/18	5.000	1,881,750
3,000	Legendary Pictures Funding LLC(7),(11)	(NR, NR)	04/22/20	7.000	2,992,500

					4,874,250

Software - Services (2.9%)
2,000	Deltek, Inc.(11)	(CCC+, Caa2)	06/25/23	9.500	2,032,500
2,933	Intralinks, Inc.(7),(11)	(BB, B2)	02/24/19	7.250	2,906,767
2,500	Landslide Holdings, Inc.(11)	(CCC+, Caa1)	02/25/21	8.250	2,487,500

					7,426,767

Specialty Retail (1.0%)
2,488	BJ’s Wholesale Club, Inc.(11)	(CCC, Caa2)	03/26/20	8.500	2,475,651

Steel Producers/Products (1.2%)
2,980	Atkore International, Inc.(11)	(CCC+, Caa2)	10/09/21	7.750	2,986,213

Support - Services (0.6%)
1,463	RedTop Luxembourg Sarl(7),(11)	(CCC+, B3)	06/03/21	8.250	1,425,937

Telecom - Wireline Integrated & Services (0.7%)
2,000	Omnitracs, Inc.(11)	(CCC+, Caa1)	05/25/21	8.750	1,730,000

Theaters & Entertainment (0.9%)
2,000	CKX, Inc.(3),(6),(7),(11)	(NR, NR)	06/21/17	11.000	830,000
1,484	Tech Finance & Co. S.C.A.(11)	(BB-, B1)	07/11/20	5.000	1,480,773

					2,310,773

Transport Infrastructure/Services (0.5%)
1,156	OSG International, Inc.(11)	(BB-, B1)	08/05/19	5.750	1,151,932

TOTAL BANK LOANS (Cost $63,632,655)					60,984,506

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (0.7%)
Collateralized Debt Obligations (0.7%)
$1,000	BNPP IP CLO Ltd., 2014-2A, Rule 144A(1),(11)	(BB, NR)	10/30/25	5.887	$797,092
1,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A(1),(11)	(B, NR)	11/15/23	8.530	863,389

TOTAL ASSET BACKED SECURITIES (Cost $1,931,083)					1,660,481

Number of Shares

COMMON STOCKS (0.0%)
Building & Construction (0.0%)
13	White Forest Resources, Inc.(6),(7),(12)				—

Building Materials (0.0%)
619	Dayton Superior Corp.(6),(7),(12)				—

Chemicals (0.0%)
4,893	Huntsman Corp.(7)				75,646

Gaming (0.0%)
55,100	Majestic Holdco LLC(7),(12)				13,086

TOTAL COMMON STOCKS (Cost $491,208)					88,732

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(6),(7),(12) (Cost $250,835)				—

SHORT-TERM INVESTMENTS (7.0%)
10,209,945	State Street Navigator Prime Portfolio, 0.48%(13)				10,209,945
Par (000)			Maturity	Rate%

$7,531	State Street Bank and Trust Co. Euro Time Deposit		08/01/16	0.010	7,531,438

TOTAL SHORT-TERM INVESTMENTS (Cost $17,741,383)					17,741,383

TOTAL INVESTMENTS AT VALUE (143.1%) (Cost $398,403,512)					361,647,402

LIABILITIES IN EXCESS OF OTHER ASSETS (-43.1%)					(108,997,939)

NET ASSETS (100.0%)					$252,649,463

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to a value of $149,581,838 or 59.2% of net assets.

(2)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(3)	Bond is currently in default.
(4)	Security or portion thereof is out on loan.
(5)	This security is denominated in British Pound.
(6)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(7)	Illiquid security (unaudited).
(8)	This security is denominated in Euro.
(9)	Zero-coupon security.
(10)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate obligation — The interest rate shown is the rate as of July 31, 2016.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	1,726,000	USD	2,505,249	10/14/16	Morgan Stanley	$2,505,249	$2,294,522	$(210,727)
USD	669,324	EUR	600,000	10/14/16	Morgan Stanley	(669,324)	(673,030)	(3,706)
USD	6,429,635	EUR	5,627,000	10/14/16	Morgan Stanley	(6,429,635)	(6,311,902)	117,733
USD	6,231,447	GBP	4,420,250	10/14/16	Morgan Stanley	(6,231,447)	(5,876,222)	355,225

								$258,525

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$278,493,852	$2,678,448		$281,172,300
Bank Loans	—	30,401,273	30,583,233		60,984,506
Asset Backed Securities	—	1,660,481	—		1,660,481
Common Stocks	75,646	13,086	0	(1)	88,732	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-term Investments	—	17,741,383	—		17,741,383

	$75,646	$328,310,075	$33,261,681		$361,647,402

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$472,958	$—		$472,958

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$214,433	$—		$214,433

(1)	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of October 31, 2015	$115,995	$31,410,501	$—		$—		$31,526,496
Accrued discounts (premiums)	(38,712)	282,430	—		—		243,718
Purchases	4,690,923	6,227,168	92,968		—		11,011,059
Sales	(688)	(5,547,318)	—		—		(5,548,006)
Realized gain (loss)	(549,312)	4,362	—		—		(544,950)
Change in unrealized appreciation (depreciation)	(1,538,190)	125,248	(92,968)		—		(1,505,910)
Transfers into Level 3	—	5,865,938	—		—		5,865,938
Transfers out of Level 3	(1,568)	(7,785,096)	—		—		(7,786,664)

Balance as of July 31, 2016	$2,678,448	$30,583,233	$0	(1)	$0	(1)	$33,261,681

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2016	$(2,087,858)	$511,348	$—		$—		$(1,576,510)

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 07/31/2016	Valuation Techniques	Unobservable Input	(Weighted Average) (per share)
Corporate Bonds	$10,866	Income Approach	Expected Remaining Distribution	NA
	$2,667,582	Market Approach	Discount For Illiquidity	$0.50 – $0.90 ($0.62)
Bank Loans	$30,583,233	Vendor Princing	Single Broker Quote	$0.42 – $1.01 ($0.90)
Common Stocks	$0	Market Approach	Discount For Illiquidity	NA
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2, but there was $5,865,938 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $7,786,664 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   September 21, 2016

/s/Kenneth J. Lohsen

Name: Kenneth J. Lohsen

Title:   Chief Financial Officer

Date:   September 21, 2016